Segments (Details 3) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 14,085,982	$ 27,408,402	$ 36,398,084
Investment, at cost	0	0	1,404,987
Rediff.com India Employee trust	46,990	45,137	45,931
Total assets	14,132,972	27,453,539	37,849,002
Operating Segments | India Online Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	13,204,415	24,960,743	35,577,371
Operating Segments | US Publishing Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 881,567	$ 2,447,659	$ 820,713